INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2024
Intangible assets and goodwill [abstract]
Disclosure of detailed information about intangible assets
The following table summarizes the movement in the net book value of intangible assets, including goodwill for the six-month period ended June 30:

	2024	2023

Balance as of January 1	1,619	1,960

Additions	38	41
Disposals and write offs	(3)	—
Divestment and reclassification to held for sale	(8)	—
Amortization	(100)	(104)
Currency translation	(34)	(236)
Other	2	(1)

Balance as of June 30	1,514	1,660

Schedule of movement in goodwill for the Group, per cash generating unit
Included within total intangible asset movements for the six-month period ended June 30, 2024, as shown above, are the following movements in goodwill for the group, per cash generating unit ("CGU"):

CGU	June 30, 2024	Currency translation	January 1, 2024

Pakistan	181	2	179
Kazakhstan	125	(4)	129
Uzbekistan	30	(1)	31
Ukraine	9	(1)	10

Total	345	(4)	349